UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21403

Western Asset/Claymore Inflation-Linked Securities & Income Fund

(Name of Fund)

385 East Colorado Boulevard, Pasadena, CA 91101

(Address of Principal Executive Offices)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

ITEM 1 – SCHEDULE OF INVESTMENTS.

WESTERN ASSET / CLAYMORE INFLATION – LINKED SECURITIES & INCOME FUND

FORM N-Q

MARCH 31, 2016

WESTERN ASSET/CLAYMORE INFLATION-LINKED SECURITIES & INCOME FUND

Schedule of investments (unaudited)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 115.2%
U.S. Treasury Bonds, Inflation Indexed	2.000%	1/15/26	489,376	$572,952
U.S. Treasury Bonds, Inflation Indexed	1.750%	1/15/28	28,406,198	32,935,652
U.S. Treasury Bonds, Inflation Indexed	3.625%	4/15/28	146,472	201,666
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	1,004,112	1,260,997
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	3,847,684	5,507,447
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	3,342,762	4,302,325
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	264,204	256,409
U.S. Treasury Bonds, Inflation Indexed	0.625%	2/15/43	1,545,615	1,450,826
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	213,465	238,978
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	9,004,058	8,711,309
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	2,659,548	2,773,757
U.S. Treasury Notes, Inflation Indexed	2.375%	1/15/17	55,212,780	56,900,083	(d)
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/18	17,422,450	17,730,740
U.S. Treasury Notes, Inflation Indexed	1.375%	7/15/18	1,098,610	1,159,076
U.S. Treasury Notes, Inflation Indexed	2.125%	1/15/19	408,265	440,741
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/19	7,077,210	7,229,908
U.S. Treasury Notes, Inflation Indexed	1.375%	1/15/20	8,764,240	9,382,417
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/20	25,472,843	26,006,856	(d)
U.S. Treasury Notes, Inflation Indexed	1.250%	7/15/20	23,607,254	25,377,185	(d)
U.S. Treasury Notes, Inflation Indexed	1.125%	1/15/21	39,582,554	42,300,252	(d)
U.S. Treasury Notes, Inflation Indexed	0.625%	7/15/21	13,780,052	14,463,129	(d)
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/22	17,877,465	18,141,211
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/22	10,250,291	10,428,072	(d)
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/23	24,837,670	25,041,413	(d)
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/23	4,438,393	4,571,602
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/24	14,027,523	14,605,794
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/24	1,137,401	1,141,311
U.S. Treasury Notes, Inflation Indexed	0.250%	1/15/25	3,890,817	3,923,593
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/25	5,993,940	6,124,824
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	81,396,713	85,094,566

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $419,151,324)				428,275,091

ASSET-BACKED SECURITIES - 9.0%
Ameriquest Mortgage Securities Inc., 2005-R10 M5	1.066%	1/25/36	9,650,000	5,471,293	(a)
Carrington Mortgage Loan Trust, 2006-OPT1 M2	0.796%	2/25/36	6,310,000	3,612,881	(a)
Conseco Financial Corp., 1997-8 A	6.780%	10/15/27	1,417,585	1,475,466
Countrywide Home Equity Loan Trust, 2005-C 2A	0.616%	7/15/35	1,411,779	1,239,995	(a)
DRB Prime Student Loan Trust, 2015-D A2	3.200%	1/25/40	5,013,581	4,969,837	(b)
EMC Mortgage Loan Trust, 2004-C A1	0.977%	3/25/31	4,404	4,374	(a)(b)
Nelnet Student Loan Trust, 2004-4 A5	0.779%	1/25/37	463,092	440,872	(a)
Nelnet Student Loan Trust, 2008-3 A4	2.279%	11/25/24	910,000	911,838	(a)
Residential Asset Mortgage Products Inc., 2006-RS4 M1	0.786%	7/25/36	6,280,000	3,761,073	(a)
Saxon Asset Securities Trust, 2004-2 MV1	1.306%	8/25/35	2,432,266	1,962,685	(a)
SLC Student Loan Trust, 2008-1 A4A	2.234%	12/15/32	1,240,903	1,239,173	(a)
SLM Student Loan Trust, 2006-3 A5	0.719%	1/25/21	763,000	732,239	(a)
SLM Student Loan Trust, 2007-2 A3	0.659%	1/25/19	1,084,275	1,073,001	(a)
SLM Student Loan Trust, 2008-5 A4	2.319%	7/25/23	920,000	923,480	(a)
Social Professional Loan Program LLC, 2015-D B	3.590%	10/26/37	1,850,000	1,783,145	(b)
Soundview Home Equity Loan Trust, 2005-OPT4 M1	0.896%	12/25/35	7,120,000	3,900,155	(a)

TOTAL ASSET-BACKED SECURITIES (Cost - $33,570,617)				33,501,507

See Notes to Schedule of Investments.

WESTERN ASSET/CLAYMORE INFLATION-LINKED SECURITIES & INCOME FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 6.2%
Banc of America Mortgage Securities Inc., 2003-D	2.729%	5/25/33	23,501	$23,276	(a)
Bear Stearns Adjustable Rate Mortgage Trust, 2004-9 24A1	3.217%	11/25/34	46,405	45,018	(a)
Chase Mortgage Finance Corp., 2007-A1 2A3	2.655%	2/25/37	15,596	15,520	(a)
Countrywide Alternative Loan Trust, 2004-J1 1A1	6.000%	2/25/34	3,333	3,374
Federal Home Loan Mortgage Corp. (FHLMC), 4013 AI, IO	4.000%	2/15/39	3,954,683	423,626
Federal Home Loan Mortgage Corp. (FHLMC), 4057 UI, IO	3.000%	5/15/27	1,879,846	188,185
Federal Home Loan Mortgage Corp. (FHLMC), 4085, IO	3.000%	6/15/27	5,630,498	534,220
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K721 X1, IO	0.343%	8/25/22	132,322,160	2,503,641	(a)
Federal National Mortgage Association (FNMA), 2014-M8 SA, IO	4.866%	5/25/18	35,129,961	1,361,286	(a)
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.837%	9/16/46	9,467,522	354,411	(a)
Government National Mortgage Association (GNMA), 2012-044 IO, IO	0.687%	3/16/49	1,912,109	74,417	(a)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.364%	2/16/53	2,463,864	89,297	(a)
Government National Mortgage Association (GNMA), 2012-152 IO, IO	0.757%	1/16/54	7,611,786	441,131	(a)
Government National Mortgage Association (GNMA), 2013-145 IO, IO	1.070%	9/16/44	3,445,071	217,703	(a)
Government National Mortgage Association (GNMA), 2014-047 IA, IO	1.192%	2/16/48	1,591,718	100,447	(a)
Government National Mortgage Association (GNMA), 2014-050 IO, IO	0.951%	9/16/55	3,166,980	200,781	(a)
Government National Mortgage Association (GNMA), 2014-169 IO, IO	1.069%	10/16/56	20,749,117	1,509,156	(a)
Government National Mortgage Association (GNMA), 2015-073 IO, IO	0.894%	11/16/55	4,403,057	301,997	(a)
Government National Mortgage Association (GNMA), 2015-101 IO, IO	1.014%	3/16/52	32,484,887	2,506,284	(a)
Government National Mortgage Association (GNMA), 2015-183 IO	1.012%	9/16/57	29,377,554	2,559,663	(a)
GSR Mortgage Loan Trust, 2004-11 1A1	2.798%	9/25/34	160,902	151,154	(a)
Homebanc Mortgage Trust, 2005-4 M1	0.906%	10/25/35	5,800,000	3,800,443	(a)
JPMorgan Mortgage Trust, 2004-A1 1A1	2.114%	2/25/34	4,874	4,811	(a)
JPMorgan Mortgage Trust, 2006-A2 5A1	2.681%	11/25/33	5,797	5,809	(a)
Merrill Lynch Mortgage Investors Trust, 2003-H A3A	2.038%	1/25/29	2,971	2,918	(a)
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A1	2.665%	2/25/34	15,842	15,836	(a)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C20 D	3.071%	2/15/48	2,970,000	2,011,532	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C22 D	4.243%	4/15/48	2,600,000	2,002,986	(a)(b)
Mortgage IT Trust, 2005-1 2M1	1.678%	2/25/35	1,337,583	1,224,343	(a)
Residential Asset Mortgage Products Inc., 2004-SL2 A4	8.500%	10/25/31	10,525	11,625
Residential Asset Mortgage Products Inc., 2004-SL4 A5	7.500%	7/25/32	75,217	68,538
Sequoia Mortgage Trust, 2003-8 A1	1.072%	1/20/34	14,754	13,947	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2003-AR8 A	2.478%	8/25/33	13,584	13,795	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2007-HY1 1A1	2.381%	2/25/37	161,477	139,385	(a)
Washington Mutual Inc., MSC Pass-Through Certificates, 2004-RA1 2A	7.000%	3/25/34	14,388	15,015

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $23,220,431)				22,935,570

See Notes to Schedule of Investments.

WESTERN ASSET/CLAYMORE INFLATION-LINKED SECURITIES & INCOME FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 6.6%
ENERGY - 3.1%
Oil, Gas & Consumable Fuels - 3.1%
Devon Energy Corp., Senior Notes	5.850%	12/15/25	5,330,000		$5,144,719
QEP Resources Inc., Senior Notes	6.875%	3/1/21	3,000,000		2,752,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	3,000,000		2,632,500
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,340,000		891,100

TOTAL ENERGY					11,420,819

FINANCIALS - 0.6%
Banks - 0.6%
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	2,160,000		2,322,000

MATERIALS - 2.9%
Metals & Mining - 2.9%
BHP Billiton Finance USA Ltd., Subordinated Notes	6.750%	10/19/75	5,380,000		5,380,000	(a)(b)
Rio Tinto Finance USA Ltd., Senior Notes	3.750%	6/15/25	5,700,000		5,555,077

TOTAL MATERIALS					10,935,077

TOTAL CORPORATE BONDS & NOTES (Cost - $23,843,954)					24,677,896

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 5.8%
Germany - 5.8%
Bundesrepublik Deutscheland, Inflation Linked Bond	0.100%	4/15/26	15,549,597	EUR	19,325,879	(c)
Bundesrepublik Deutscheland, Inflation Linked Bond	0.100%	4/15/46	1,570,644	EUR	2,084,030	(c)

TOTAL NON-U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $20,081,727)					21,409,909

			SHARES
INVESTMENTS IN UNDERLYING FUNDS - 2.8%
PowerShares DB Commodity Index Tracking Fund (Cost - $10,491,058)			785,900		10,444,611	*

		EXPIRATION DATE	CONTRACTS
PURCHASED OPTIONS - 0.0%
U.S. Treasury 05-Year Notes Futures, Put @ $118.50 (Cost - $160,641)		4/22/16	750		5,859

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $530,519,752)					541,250,443

			SHARES
SHORT-TERM INVESTMENTS - 4.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class
(Cost - $18,125,618)	0.225%		18,125,618		18,125,618

TOTAL INVESTMENTS - 150.5% (Cost - $548,645,370#)					559,376,061
Liabilities in Excess of Other Assets - (50.5)%					(187,630,856)

TOTAL NET ASSETS - 100.0%					$371,745,205

See Notes to Schedule of Investments.

WESTERN ASSET/CLAYMORE INFLATION-LINKED SECURITIES & INCOME FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

EUR	— Euro
IO	— Interest Only

SCHEDULE OF WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	VALUE
U.S. Treasury 5-Year Notes Futures, Put	4/22/16	$118.00	375	$2,930
U.S. Treasury 10-Year Notes Futures, Call	4/22/16	130.00	250	195,312
U.S. Treasury Long-Term Bonds Futures, Put	4/22/16	163.00	18	16,594

TOTAL WRITTEN OPTIONS (Premiums received - $176,113)				$214,836

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset/Claymore Inflation-Linked Securities & Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, closed-end management investment company. The Fund commenced operations on September 26, 2003.

The Fund’s primary investment objective is to provide current income for its shareholders. Capital appreciation, when consistent with current income, is a secondary investment objective.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
U.S. Treasury Inflation Protected Securities	—	$428,275,091	—	$428,275,091
Asset-Backed Securities	—	33,501,507	—	33,501,507
Collateralized Mortgage Obligations	—	22,935,570	—	22,935,570
Corporate Bonds & Notes	—	24,677,896	—	24,677,896
Non-U.S. Treasury Inflation Protected Securities	—	21,409,909	—	21,409,909
Investments in Underlying Funds	$10,444,611	—	—	10,444,611
Purchased Options	5,859	—	—	5,859

Total Long-Term Investments	$10,450,470	$530,799,973	—	$541,250,443

Short-Term Investments†	18,125,618	—	—	18,125,618

Total Investments	$28,576,088	$530,799,973	—	$559,376,061

Other Financial Instruments:
Futures Contracts	$2,377,589	—	—	$2,377,589
Forward Foreign Currency Contracts	—	$1,208,758	—	1,208,758

Total Other Financial Instruments	$2,377,589	$1,208,758	—	$3,586,347

Total	$30,953,677	$532,008,731	—	$562,962,408

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$214,836	—	—	$214,836
Futures Contracts	1,615,971	—	—	1,615,971
Forward Foreign Currency Contracts	—	$2,321,782	—	2,321,782
OTC Total Return Swaps‡	—	522,966	—	522,966

Total	$1,830,807	$2,844,748	—	$4,675,555

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Investments

At March 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$13,602,781
Gross unrealized depreciation	(2,872,090)

Net unrealized appreciation	$10,730,691

Notes to Schedule of Investments (unaudited) (continued)

At March 31, 2016, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value
Morgan Stanley	0.70%	1/15//2016	7/13/2016	$55,656,000	U.S. Treasury inflation protected securities	$56,791,837
					Cash	720,853
Morgan Stanley	0.72%	2/17/2016	8/17/2016	121,537,500	U.S. Treasury inflation protected securities	124,017,857
					Cash	1,574,147

				$177,193,500		$183,104,694

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

At March 31, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	2,115	12/17	$520,987,253	$523,277,438	$2,290,185
U.S. Treasury 10-Year Notes	63	6/16	8,127,205	8,214,609	87,404

					2,377,589

Contracts to Sell:
90-Day Eurodollar	625	12/16	154,818,281	154,960,938	(142,657)
90-Day Eurodollar	2,425	12/18	597,609,060	598,368,750	(759,690)
U.S. Treasury 5-Year Notes	124	6/16	14,941,597	15,024,344	(82,747)
U.S. Treasury Long-Term Bonds	299	6/16	48,535,935	49,166,812	(630,877)

					(1,615,971)

Net unrealized appreciation on open futures contracts					$761,618

At March 31, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	770,000	USD	846,684	Bank of America N.A.	4/12/16	$29,717
INR	245,800,000	USD	3,650,676	Bank of America N.A.	4/12/16	55,597
TWD	301,120,000	USD	9,371,927	Bank of America N.A.	4/12/16	(15,289)
USD	611,917	MXN	11,000,000	Barclays Bank PLC	4/12/16	(24,218)
USD	7,327,968	NOK	62,300,000	Barclays Bank PLC	4/12/16	(200,832)
USD	3,638,214	ZAR	55,780,000	Barclays Bank PLC	4/12/16	(134,053)
CAD	9,730,000	USD	7,497,534	Citibank, N.A.	4/12/16	(5,513)
GBP	2,572,698	EUR	3,280,000	Citibank, N.A.	4/12/16	(38,118)
GBP	43,192	USD	61,560	Citibank, N.A.	4/12/16	477
GBP	9,700,000	USD	13,880,361	Citibank, N.A.	4/12/16	51,590
ILS	24,951,719	USD	6,431,172	Citibank, N.A.	4/12/16	212,025
ILS	21,320,000	USD	5,498,246	Citibank, N.A.	4/12/16	178,035
USD	329,743	CAD	473,818	Citibank, N.A.	4/12/16	(35,093)
USD	6,939,064	CAD	9,260,000	Citibank, N.A.	4/12/16	(191,061)
USD	14,298,125	GBP	9,900,000	Citibank, N.A.	4/12/16	78,917
USD	6,351,198	ILS	24,900,000	Citibank, N.A.	4/12/16	(278,229)
USD	9,224,077	TWD	301,120,000	Citibank, N.A.	4/12/16	(132,561)
NZD	10,981,318	USD	7,282,590	Bank of America N.A.	5/13/16	292,155
USD	7,449,942	NZD	11,304,406	Bank of America N.A.	5/13/16	(347,664)
AUD	5,122,666	USD	3,649,812	Citibank, N.A.	5/13/16	269,930
EUR	1,933	USD	2,167	Citibank, N.A.	5/13/16	35
EUR	449,001	USD	504,044	Citibank, N.A.	5/13/16	7,470
JPY	289,884,310	USD	2,550,499	Citibank, N.A.	5/13/16	28,031
USD	3,560,375	AUD	5,117,135	Citibank, N.A.	5/13/16	(355,135)
USD	11,857,105	EUR	10,493,292	Citibank, N.A.	5/13/16	(97,144)
USD	99,208	EUR	88,001	Citibank, N.A.	5/13/16	(1,044)
USD	189,633	EUR	169,001	Citibank, N.A.	5/13/16	(2,897)

Notes to Schedule of Investments (unaudited) (continued)

USD	36,840	EUR	33,001	Citibank, N.A.	5/13/16	(756)
USD	9,295,866	EUR	8,465,163	Citibank, N.A.	5/13/16	(347,882)
USD	1,129,622	EUR	995,569	UBS AG	5/13/16	(4,558)
USD	9,371,927	TWD	301,120,000	Bank of America N.A.	7/14/16	4,779
USD	5,520,809	KRW	6,454,930,000	Citibank, N.A.	7/14/16	(109,735)

Total						$(1,113,024)

Abbreviations used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

At March 31, 2016, the Fund had the following open swap contracts:

OTC TOTAL RETURN SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	PERIODIC PAYMENTS RECEIVED BY THE FUND‡	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Barclays Capital Inc.	$32,060,000	1/27/20	1.925%*	CPURNSA*	—	$(262,519)
Barclays Capital Inc.	32,060,000	1/28/20	1.955%*	CPURNSA*	—	(260,447)

Total	$64,120,000				—	$(522,966)

†	Percentage shown is an annual percentage rate.

‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.

*	One time payment at termination date.

ITEM 2 – CONTROLS AND PROCEDURES

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and (2) that information required to be disclosed by the Registrant in the reports that it files or submits on
Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset/Claymore Inflation-Linked Securities & Income Fund

By:	/s/ JANE TRUST
Jane Trust
Trustee and President

Date:	May 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Trustee and President

Date:	May 20, 2016

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 20, 2016